CONVERTIBLE DEBENTURES (Details) - Fair value of the embedded conversion feature of the Convertible Debenture - USD ($)			12 Months Ended
	Nov. 11, 2013	Jan. 25, 2013	Oct. 31, 2014	Oct. 31, 2015
Convertible Debentures Embedded Conversion Feature [Member]
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Stock price on valuation date (in Dollars per share)		$ 5.25	$ 4.875
Conversion price (in Dollars per share)		$ 3.75	$ 3.75
Term (years)		2 years	1 year 3 months
Expected volatility		110.00%	115.00%
Weighted average risk-free interest rate		0.30%	0.30%
Trials (in Shares)		100,000	100,000
Aggregate fair value (in Dollars)		$ 1,180,000	$ 540,000
Convertible Debenture Due November 2016 [Member]
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Aggregate fair value (in Dollars)				$ 1,570,000
Convertible Debenture Due November 2016 [Member] | Convertible Debentures Embedded Conversion Feature [Member]
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Stock price on valuation date (in Dollars per share)	$ 5.00
Conversion price (in Dollars per share)	$ 4.725
Discount for lack of marketability	35.50%
Term (years)	3 years
Expected volatility	102.80%
Weighted average risk-free interest rate	0.62%
Trials (in Shares)	100,000
Aggregate fair value (in Dollars)	$ 1,570,000